Note 4 - Acquisitions (Details) - Pro Forma Financial Information for the Company - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Net revenue
Basic net (loss) per common share (in Dollars per share)	$ (0.32)	$ (0.22)	$ (1.35)	$ (0.67)
Diluted net (loss) per common share (in Dollars per share)	$ (0.39)	$ (0.22)	$ (1.60)	$ (0.67)
CorrectMed [Member]
Net revenue
Net revenues			$ 22,891	$ 18,866
Net loss			$ (9,210)	$ (4,556)
Basic net (loss) per common share (in Dollars per share)			$ (1.35)	$ (0.72)
Diluted net (loss) per common share (in Dollars per share)			$ (1.60)	$ (0.72)
CorrectMed [Member] | Ancillary Network [Member]
Net revenue
Net revenues			$ 15,640	$ 16,161
CorrectMed [Member] | Urgent and Primary Care [Member]
Net revenue
Net revenues			$ 7,251	$ 2,705